Fair Value Measurement (Narrative) (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liability	$ 0	$ 17,700,000
Recurring
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liability	20,800,000	17,700,000
Related party deferred and contingent consideration	2,800,000	31,500,000
Revolving Credit Facility | West Vela Facility
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Maximum borrowing capacity	1,450,000,000
Secured Debt | Carrying Value
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Debt	0	282,300,000
Secured Debt | Tender Rig Facility
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Debt face amount	440,000,000
Term Loans | Carrying Value
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Debt	$ 2,727,100,000	$ 2,595,900,000
Discount rate | Credit facilities and long-term debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cost of debt		0.1116